Supplement to the Prospectuses and Statements of Additional Information

                        Credit Suisse Mid-Cap Growth Fund
                 Credit Suisse Trust - Mid-Cap Growth Portfolio


The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

The Credit Suisse Mid-Cap Growth Team is responsible for the day-to-day portfolio management of the funds. The team currently consists of Marian Pardo, Calvin Chung and Eric Wiegand. Leo Bernstein is no longer a member of the team.


Dated:  August 4, 2006                                   16-0806
                                                         for
                                                         USEQGTH-PRO-CMN
                                                         MCG-PRO-ADV
                                                         MCG-PRO-LOAD
                                                         TRMCG-PRO
                                                         2006-019